Personnel expenses (Tables)	6 Months Ended
Jun. 30, 2023
Personnel Expenses [Abstract]
Summary of Personnel Expenses

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
	€	€	€	€
Wages and salaries	(4,618,862)	(3,279,593)	(8,823,246)	(5,845,176)
Pension charges	(271,140)	(177,185)	(560,023)	(355,729)
Other social security charges	(371,658)	(286,570)	(814,788)	(569,559)
Share-based payments	(2,716,927)	(3,142,839)	(5,299,814)	(5,089,777)
	(7,978,587)	(6,886,187)	(15,497,871)	(11,860,241)